Share Capital (Other employee long-term incentives) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restricted share units (RSU)
Disclosure of classes of share capital [line items]
Shares outstanding	1,410,192	1,404,325
Granted	499,560	574,088
Conversion of Richmont units to Alamos units (note 5)	112,774
Forfeiture	(171,452)	(257,345)
Settled	(350,140)	(310,876)
Shares outstanding	1,500,934	1,410,192
Stock appreciation rights (SAR)
Disclosure of classes of share capital [line items]
Shares outstanding	1,489,575	2,471,462
Granted	0	0
Conversion of Richmont units to Alamos units (note 5)	0
Forfeiture	(316,074)	(729,816)
Settled	(117,976)	(252,071)
Shares outstanding	1,055,525	1,489,575
Deferred share units (DSU)
Disclosure of classes of share capital [line items]
Shares outstanding	378,345	276,930
Granted	102,260	130,009
Conversion of Richmont units to Alamos units (note 5)	0
Forfeiture	0	(15,313)
Settled	0	(13,281)
Shares outstanding	480,605	378,345
Performance share units (PSU)
Disclosure of classes of share capital [line items]
Shares outstanding	424,253	273,363
Granted	269,780	340,188
Conversion of Richmont units to Alamos units (note 5)	0
Forfeiture	(65,451)	(102,156)
Settled	(28,877)	(87,142)
Shares outstanding	599,705	424,253